Deferred Revenues (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,481.9	$ 1,386.7
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	678.5	613.1
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	775.4	757.4
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 28.0	$ 16.2